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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2011

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian         Mount Kisco, NY              05/10/11
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ----

28-_______________        _________________________________________
[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                   0
                                         -------------

Form 13F Information Table Entry Total:             81
                                         -------------

Form 13F Information Table Value Total:  3,660,342,000
                                         -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

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
                                                                 ITEM 5:                                  ITEM 8:
                                                 ITEM 4:   -------------------            ITEM 7:  -------------------------
                                      ITEM 3   FAIR MARKET  SHARES              ITEM 6:   MANAGERS VOTING AUTHORITY (SHARES)
      ITEM 1:           ITEM 2:       CUSIP       VALUE     OR PRN   SH/  PUT/ INVESTMENT   SEE    -------------------------
  NAME OF ISSUER     TITLE OF CLASS   NUMBER     (X1000)     AMT     PRIN CALL DISCRETION INSTR. V A) SOLE B)SHARED  C)NONE
-------------------- --------------  --------- ----------- --------- ---- ---- ---------- -------- ------- --------- -------
3M Company           Common Stocks   88579Y101 126,165.00  1,349,350   SH    0       SOLE           22,563   234,905     173
ABB Ltd              ADR             000375204     872.00     36,050   SH    0       SOLE                0         0       0
Accenture            Foreign US
                     Listed Common
                     Stock           G1151C101     838.00     15,250   SH    0       SOLE                0         0       0
Adobe                Common Stocks   00724F101 105,079.00  3,168,864   SH    0       SOLE           53,965   561,917     416
Adtran               Common Stocks   00738A106   2,471.00     58,190   SH    0       SOLE                0         0       0
Affiliated Managers  Common Stocks   008252108   2,659.00     24,315   SH    0       SOLE                0         0       0
Airgas               Common Stocks   009363102   2,439.00     36,715   SH    0       SOLE                0         0       0
Alexion
  Pharmaceuticals    Common Stocks   015351109   2,733.00     27,700   SH    0       SOLE                0         0       0
Allergan             Common Stocks   018490102  82,509.00  1,161,762   SH    0       SOLE           16,457   168,554     127
Allos Therapeutics   Common Stocks   019777101     829.00    262,485   SH    0       SOLE                0         0       0
Altera Corp          Common Stocks   021441100  17,037.00    387,018   SH    0       SOLE            6,503    67,952      50
Ansys                Common Stocks   03662Q105   2,416.00     44,585   SH    0       SOLE                0         0       0
Apple Computer       Common Stocks   037833100 246,319.00    706,782   SH    0       SOLE           11,480   118,100      89
Baker Hughes         Common Stocks   057224107 140,732.00  1,916,535   SH    0       SOLE           28,776   300,943     222
BE Aerospace         Common Stocks   073302101   1,677.00     47,205   SH    0       SOLE                0         0       0
C.H. Robinson
  Worldwide          Common Stocks   12541W209 106,106.00  1,431,348   SH    0       SOLE           24,508   255,131     189
CAE Inc              Foreign US
                     Listed Common
                     Stock           124765108   2,020.00    151,890   SH    0       SOLE                0         0       0
Cardtronics          Common Stocks   14161H108   2,122.00    104,285   SH    0       SOLE                0         0       0
CareFusion           Common Stocks   14170T101   2,163.00     76,685   SH    0       SOLE                0         0       0
Celgene              Common Stocks   151020104 179,904.00  3,124,691   SH    0       SOLE           51,701   538,304     397
Check Point Software Foreign US
                     Listed Common
                     Stock           M22465104   3,007.00     58,900   SH    0       SOLE                0         0       0
Citrix Systems       Common Stocks   177376100   1,697.00     23,105   SH    0       SOLE                0         0       0
Cognizant
  Technology
  Solutions          Common Stocks   192446102 144,574.00  1,776,085   SH    0       SOLE           29,950   311,961     230
Complete Production  Common Stocks   20453E109   2,643.00     83,075   SH    0       SOLE                0         0       0
CTRIP.com
  International      ADR             22943F100   2,297.00     55,365   SH    0       SOLE                0         0       0
Discovery
  Communications     Common Stocks   25470F104 100,423.00  2,516,849   SH    0       SOLE           42,690   443,632     329
Dun & Bradstreet     Common Stocks   26483E100   2,005.00     24,990   SH    0       SOLE                0         0       0
Embraer SA           ADR             29082A107   2,320.00     68,845   SH    0       SOLE                0         0       0
Expeditors
  International      Common Stocks   302130109 107,173.00  2,137,054   SH    0       SOLE           36,671   381,691     282
F5 Networks          Common Stocks   315616102  73,202.00    713,675   SH    0       SOLE           11,989   124,797      92
Franklin Resources   Common Stocks   354613101  72,027.00    575,851   SH    0       SOLE            9,648    99,987      74
General Electric     Common Stocks   369604103 126,136.00  6,291,105   SH    0       SOLE          103,819 1,082,101     799
Gen-Probe            Common Stocks   36866T103   1,707.00     25,720   SH    0       SOLE                0         0       0
Google               Common Stocks   38259P508 178,916.00    304,922   SH    0       SOLE            5,255    54,933      40
Henry Schein         Common Stocks   806407102   2,005.00     28,570   SH    0       SOLE                0         0       0
hiSoft Technology    ADR             43358R108     797.00     42,570   SH    0       SOLE                0         0       0
Home Inns & Hotels
  Management         ADR             43713W107   2,302.00     58,185   SH    0       SOLE                0         0       0
II VI                Common Stocks   902104108   2,603.00     52,320   SH    0       SOLE                0         0       0
Intercontinental
  Exchange           Common Stocks   45865V100   2,795.00     22,625   SH    0       SOLE                0         0       0
Intuitive Surgical   Common Stocks   46120E602 135,043.00    404,974   SH    0       SOLE            6,754    70,911      52
Invesco Ltd          Foreign US
                     Listed Common
                     Stock           G491BT108 114,333.00  4,473,144   SH    0       SOLE           73,335   757,208     565
IPG Photonics        Common Stocks   44980X109   2,450.00     42,470   SH    0       SOLE                0         0       0

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
Juniper Networks     Common Stocks   48203R104 126,389.00 3,003,539   SH    0       SOLE           51,580     536,592     397
Marsh & McLennan     Common Stocks   571748102     836.00    28,050   SH    0       SOLE                0           0       0
McDonald`s           Common Stocks   580135101  91,677.00 1,204,845   SH    0       SOLE           20,620     213,954     160
Medidata Solutions   Common Stocks   58471A105   2,227.00    87,080   SH    0       SOLE                0           0       0
Morningstar          Common Stocks   617700109   1,615.00    27,660   SH    0       SOLE                0           0       0
National Instruments Common Stocks   636518102   2,762.00    84,294   SH    0       SOLE                0           0       0
Nestle SA            ADR             641069406  69,589.00 1,209,222   SH    0       SOLE           21,618     227,906     168
NetApp               Common Stocks   64110D104 136,258.00 2,830,014   SH    0       SOLE           47,589     494,839     366
Omnicom Group        Common Stocks   681919106  90,881.00 1,852,455   SH    0       SOLE           30,672     319,356     236
Praxair              Common Stocks   74005P104  86,756.00   853,897   SH    0       SOLE           14,231     148,255     109
Priceline.com        Common Stocks   741503403 135,053.00   266,672   SH    0       SOLE            4,205      44,207      32
Radware Ltd          Foreign US
                     Listed Common
                     Stock           M81873107   1,676.00    47,300   SH    0       SOLE                0           0       0
Rovi Corp            Common Stocks   779376102  68,872.00 1,283,709   SH    0       SOLE           21,417     222,769     165
SABMiller            ADR             78572M105  53,899.00 1,522,897   SH    0       SOLE           30,065     313,834     231
Schlumberger         Foreign US
                     Listed Common
                     Stock           806857108 193,034.00 2,069,839   SH    0       SOLE           35,515     367,240     273
Scripps Networks     Common Stocks   811065101   5,913.00   118,055   SH    0       SOLE                0           0       0
Shire PLC            ADR             82481R106 130,258.00 1,496,693   SH    0       SOLE           26,768     278,968     206
Superior Energy
  Services           Common Stocks   868157108     912.00    22,250   SH    0       SOLE                0           0       0
Syntel               Common Stocks   87162H103   1,848.00    35,385   SH    0       SOLE                0           0       0
T. Rowe Price Group  Common Stocks   74144T108   2,833.00    42,650   SH    0       SOLE                0           0       0
Tencent Holdings     ADR             88032Q109  91,228.00 3,744,418   SH    0       SOLE           66,896     696,424     514
Tiffany & Co.        Common Stocks   886547108   1,645.00    26,775   SH    0       SOLE                0           0       0
Time Warner Cable    Common Stocks   88732J207   9,672.00   135,584   SH    0       SOLE              144           0       0
Transdigm Group      Common Stocks   893641100   1,777.00    21,200   SH    0       SOLE                0           0       0
VanceInfo
  Technologies       ADR             921564100   1,856.00    59,075   SH    0       SOLE                0           0       0
Varian Medical
  Systems            Common Stocks   92220P105  72,842.00 1,076,915   SH    0       SOLE           17,882     186,567     138
VeriFone Systems     Common Stocks   92342Y109   1,810.00    32,940   SH    0       SOLE                0           0       0
Visa                 Common Stocks   92826C839  99,582.00 1,352,641   SH    0       SOLE           20,820     213,006     160
Vitamin Shoppe       Common Stocks   92849E101   2,247.00    66,430   SH    0       SOLE                0           0       0
Waddell & Reed
  Financial          Common Stocks   930059100   2,278.00    56,090   SH    0       SOLE                0           0       0
WPP plc              ADR             92933H101  62,430.00 1,010,850   SH    0       SOLE             18,250   187,509     140
Wynn Macau           ADR             98313R106   2,142.00    76,771   SH    0       SOLE                0           0       0

   COLUMN TOTAL$                             3,660,342.00
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